UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment[ ];       Amendment Number:
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    Pivot Point Capital Partners, LLC
Address: One Sansome Street, Suite 2900
         San Francisco, CA  94104


13F File Number: 28-12335

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Anthony P. Brenner
Title: Managing Member
Phone: 415-343-7070

Signature, Place, and Date of Signiture

/s/ Anthony P. Brenner   San Francisco, CA     May 17, 2010
----------------------   -----------------     -----------------
[Signature]              [City, State]         [Date]

Report Type (Check only one.):
[x]    13F Holdings Report
[ ]    13F Notice
[ ]    13F Combination Report

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           8

Form 13 F Information Table Value Total (x$1000): $196,171

List of Other Included Managers: None



FORM 13F INFORMATION TABLE

                                   TITLE OF               VALUE    SHRS OR      SH/  PUT/  INVEST  OTHER    VOTING AUTHORITY
NAME OF ISSUER                     CLASS    CUSIP        (x$1000)  PRN AMT      PRN  CALL  DISCR   MNGRS  SOLE    SHARED  NONE

CARTER'S INC                       COM      146229 10 9   31,124    1,032,300   SH         SOLE           1,032,300
FORWARD AIR CORP                   COM      349853 10 1   23,409      890,087   SH         SOLE             890,087
HEARTLAND PAYMENT SYSTEMS INC      COM      42235N 10 8   25,543    1,373,300   SH         SOLE           1,373,300
LANDSTAR SYSTEM INC                COM      515098 10 1   18,035      429,600   SH         SOLE             429,600
MEDNAX INC                         COM      58502B 10 6    7,364      126,552   SH         SOLE             126,552
PETSMART INC                       COM      716768 10 6   30,682      960,000   SH         SOLE             960,000
TRUEBLUE INC                       COM      89785X 10 1   25,741    1,660,700   SH         SOLE           1,660,700
UNIVERSAL TECHNICAL INSTITUTE INC  COM      913915 10 4   34,273    1,501,894   SH         SOLE           1,501,894
